Convertible Debentures (Tables)	12 Months Ended
Oct. 31, 2021
Convertible Debentures
Schedule of convertible debentures

As at	October 31, 2021	October 31, 2020
	$	$
Convertible debentures, beginning of year	25,822	19,664
Debt assumed	18,809	-
Revaluation on amendment of debenture	683	(3,808)
Cash advances from debt	980	9,115
Debt issuance to settle liabilities	-	2,700
Debt issuance costs paid in cash	-	(260)
Conversion of debenture into equity	(35,172)	(550)
Transfer of warrants component to equity	-	(420)
Transfer of conversion component to equity	(946)	(523)
Transfer of conversion component to derivative liability	-	(921)
Repayment of debt	(4,906)	(1,637)
Accretion on convertible debentures	2,751	2,462
Total	8,021	25,822
Less current portion	(946)	(14,446)
Long-term	7,075	11,376